    As filed with the Securities and Exchange Commission on December 29, 2004

                                                            File Nos.  33-49552
                                                                       811-6740

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 28
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 34

                          CITIFUNDS INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

 Robert I. Frenkel, Esq. 300 First Stamford Place, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)

                                    Copy to:
        Roger P. Joseph, Esq. Bingham McCutchen LLP, 150 Federal Street,
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on March 1, 2005 pursuant to paragraph (a) of Rule 485.

* This filing relates to shares of the Trust's series Citi Institutional Enhanced Income Fund.

Institutional Portfolio, on behalf of its series Institutional Enhanced Portfolio, has executed this Registration Statement.

                                  PROSPECTUS
                                --------------

-------------------------------------------------------------------------------
                  CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND
                             CLASS I AND Y SHARES
-------------------------------------------------------------------------------


March 1, 2005



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                     CITIFUNDS(R)
                             --------------------
                             INSTITUTIONAL SERIES


-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
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

TABLE OF CONTENTS

FUND AT A GLANCE ....................................................        3


FUND PERFORMANCE ....................................................        6

FUND FEES AND EXPENSES ..............................................        7

YOUR ACCOUNT ........................................................        8
      How To Buy Shares .............................................        8
      How The Price Of Your Shares Is Calculated ....................        8
      How To Sell Shares ............................................        9
      Exchanges .....................................................       10
      Dividends .....................................................       11
      Tax Matters ...................................................       12

MANAGEMENT OF THE FUND ..............................................       13
      Management ....................................................       13
      Management Fees ...............................................       13
      Distribution Arrangements .....................................       13
      Recent Developments ...........................................       14

MORE ABOUT THE FUND .................................................       15
      Principal Investment Strategies, Related Risks and
      Disclosure of Portfolio Holdings ..............................       15

                        FUND AT A GLANCE

                        Citi Institutional Enhanced Income Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. PLEASE NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

CITI INSTITUTIONAL ENHANCED INCOME FUND
This summary briefly describes Citi Institutional Enhanced Income Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 15.


FUND GOAL
The Fund's goal is to provide its shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests primarily in money market instruments and other short-term debt securities denominated in U.S. dollars. The Fund's investments may include:

  o obligations of U.S. and non-U.S. banks;

  o corporate debt obligations and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations;

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada; and

  o mortgage-backed securities.

Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer term debt obligations rated at least A- by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that the Fund's Manager determines are of comparable quality to rated securities in which the Fund might otherwise invest.

Unlike a money market fund, the Fund may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.

The average maturity of the Fund's investments (on a dollar-weighted basis) usually will be one year or less. The Fund may invest in fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Unlike a money market fund, the Fund will not attempt to maintain a stable net asset value per share, and may pursue investment strategies that cause the Fund's net asset value per share to fluctuate.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests primarily in short-term and floating rate instruments. As a result, the amount of income paid to you by the Fund may go up or down depending on variations in short-term interest rates. Investing in higher quality, shorter-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund income.

INTEREST RATE AND MARKET RISK. A substantial portion of the Fund's assets may be invested in fixed-income securities, the value of which tend to be particularly responsive to changes in interest rates. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income security can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income security can generally be expected to decline. A change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of an investment in the Fund, or its yield, to decline.

CREDIT RISK. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline. In addition, securities rated below the highest applicable rating category for debt obligations or comparable unrated securities may be more susceptible to the adverse effects of changes in circumstances and economic conditions affecting issuers' creditworthiness than securities rated in the highest short-term rating category or comparable unrated securities. You should note that because the Fund may invest in longer term securities that are rated below the highest rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality, the Fund is subject to greater credit risk than a money market fund.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the prepaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to those in the U.S. and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

PORTFOLIO SELECTION. The success of the Fund's investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.

FUND PERFORMANCE
Since the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this Prospectus.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------------------------------
  FEE TABLE
  SHAREHOLDER FEES - Fees Paid Directly From Your Investment
  -----------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None

  ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
  -----------------------------------------------------------------------------

                                                       CLASS I          CLASS Y
  -----------------------------------------------------------------------------
  Management Fees                                       0.15%            0.15%
  Distribution (12b-1) Fees (includes service fees)     0.10%            0.25%
  Other Expenses(2)                                     0.10%            0.10%
  -----------------------------------------------------------------------------
  Total Annual Operating Expenses*                      0.35%            0.50%
  -----------------------------------------------------------------------------


    * Because of voluntary waivers and/or
      reimbursements, actual total operating
      expenses are expected to be:                      0.20%            0.35%

      These fee waivers and reimbursements may be reduced or terminated at any time.

  (1) The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio. This table reflects the direct expenses of the Fund and its allocated share of the expenses of Institutional Enhanced Portfolio.

  (2) The amounts set forth in "Other Expenses" have been estimated based on expenses the Fund expects to incur during its current fiscal year.
-------------------------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------------------------

  This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you then sell all of your shares at the end of those periods;

    o you reinvest all dividends and distributions;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                                          1 YEAR       3 YEARS

  -----------------------------------------------------------------------------
  CLASS I                                                   $36           $113
  -----------------------------------------------------------------------------
  CLASS Y                                                   $51           $160
-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund offers Class I and Class Y shares with different expense levels through this Prospectus. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund's sub-transfer agent at 1-800-331-1792.


The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Shares are purchased at net asset value the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading at the close of regular trading (normally 4:00 p.m., Eastern time). On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.


The Board of Trustees has approved procedures to be used to value the Fund's securities for the purposes of determining the Fund's net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the Fund to the Manager.

The Fund generally values its securities based on market quotations determined at the close of trading on the New York Stock Exchange. Debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. Currency conversions, if any, are done as of when the London stock exchange closes, which is at 12 noon Eastern time. For securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by third party pricing vendors using a variety of pricing techniques and methodologies. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined by the Manager, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.


HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.


You will receive your redemption proceeds in federal funds normally one business day after the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.


The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes when you exchange shares.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund's long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund's share price, which is determined at the close of the New York Stock Exchange on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board of Trustees of the Fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the Manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the Fund reserves the right to reject or cancel any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the Manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The Fund's ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor's trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the Fund's service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund's policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Fund has adopted policies and procedures to prevent the selective release of information about the Fund's portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day after your purchase order becomes effective. You will receive dividends through the day your redemption order is received and accepted, but not on the following business day when your redemption proceeds will normally be paid. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF THE FUND: As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it will pay no federal income tax on the earnings it distributes to its shareholders.

TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income tax on distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


NON-U.S. SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING: The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.


Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

MANAGEMENT FEES
For its services, Citi Fund Management is entitled to receive a fee of 0.15% of the Fund's average daily net assets.


DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted separate service plans under rule 12b-1 of the Investment Company Act of 1940 pertaining to Class I and Class Y shares of the Fund. The service plans allow the Fund to pay monthly service fees as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:

Class I                     0.10%
Class Y                     0.25%


These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. The Distributor is, and the Service Agents may be, affiliates of the Fund's Manager. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS
In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the Fund's Manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. It is not expected that the Fund will receive any portion of such payment.

CTB is the Fund's transfer agent. State Street Bank and Trust Company is the sub-transfer agent.

MORE ABOUT THE FUND
The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and disclosure of portfolio holdings appears below.


PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goal. Of course, there can be no assurance that the Fund will achieve its goal. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.


The Fund invests primarily in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Fund may invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer-term debt obligations rated at least A- by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that the Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

The Fund's investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?
  Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  WHAT ARE DEBT SECURITIES?
  Debt securities generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, AND PREFERRED STOCK. Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.
-------------------------------------------------------------------------------

PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of transaction costs and realization of taxable capital gains will tend to increase as the level of the activity increases.

DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Fund.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.


Many of the Fund's investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.


DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance. Because the Fund is new, it has not, as of the date of this Prospectus, issued any shareholder reports.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



SEC File Number: 811-6740                                              FD02756

                             [logo] SVB SECURITIES

                            ENHANCED INCOME SHARES

                                  a class of
                 Citi(SM) Institutional Enhanced Income Fund

                                  PROSPECTUS


                                March 1, 2005


 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any statement to the contrary is a crime.

-------------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE .......................................................      3
    FUND GOAL ..........................................................      3
    MAIN INVESTMENT STRATEGIES .........................................      3

    MAIN RISKS .........................................................      3


FUND PERFORMANCE .......................................................      5


FUND FEES AND EXPENSES .................................................      5
    SHAREHOLDER FEES ...................................................      5
    ANNUAL FUND OPERATING EXPENSES .....................................      5
    EXAMPLE ............................................................      5

YOUR ACCOUNT ...........................................................      6
    HOW TO BUY SHARES ..................................................      6
    HOW THE PRICE OF YOUR SHARES IS CALCULATED .........................      6
    HOW TO SELL SHARES .................................................      6
    EXCHANGES ..........................................................      6

    DIVIDENDS ..........................................................      8
    TAX MATTERS ........................................................      8

MANAGEMENT OF THE FUND .................................................      9
    MANAGEMENT .........................................................      9

    MANAGEMENT FEES ....................................................     10
    DISTRIBUTION ARRANGEMENTS ..........................................     10

    RECENT DEVELOPMENTS ................................................     10


MORE ABOUT THE FUND ....................................................     11
    PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF
    PORTFOLIO HOLDINGS .................................................     11


                  The Federal Deposit Insurance Corporation
                      does not insure these investments.

          These investments are not bank deposits or obligations of Silicon Valley Bank or guaranteed by Silicon Valley Bank.

              These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Enhanced Income Shares invest primarily in money market instruments and short-term debt securities denominated in U.S. dollars. PLEASE NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.


This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 11.


FUND GOAL

The Fund's goal is to provide its shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests primarily in money market instruments and other short-term debt securities denominated in U.S. dollars. The Fund's investments may include:


  o obligations of U.S. and non-U.S. banks;

  o corporate debt obligations and asset backed securities;


  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations;

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada; and

  o mortgage-backed securities.

Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer term debt obligations rated at least A- by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that the Fund's Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

Unlike a money market fund, the Fund may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.

The average maturity of the Fund's investments (on a dollar-weighted basis) usually will be one year or less. The Fund may invest in fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Unlike a money market fund, the Fund will not attempt to maintain a stable net asset value per share, and may pursue investment strategies that cause the Fund's net asset value per share to fluctuate.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests primarily in short-term and floating rate instruments. As a result, the amount of income paid to you by the Fund may go up or down depending on variations in short-term interest rates. Investing in higher quality, shorter-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

Interest Rate and Market Risk. A substantial portion of the Fund's assets may be invested in fixed-income securities, the value of which tend to be particularly responsive to changes in interest rates. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income security can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income security can generally be expected to decline. A change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of an investment in the Fund, or its yield, to decline.

Credit Risk. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline. In addition, securities rated below the highest applicable rating category for debt obligations or comparable unrated securities may be more susceptible to the adverse effects of changes in circumstances and economic conditions affecting issuers' creditworthiness than securities rated in the highest short-term rating category or comparable unrated securities. You should note that because the Fund may invest in longer-term securities that are rated below the highest rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality, the Fund is subject to greater credit risk than a money market fund.

Prepayment and Extension Risk. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the prepaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.


Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to those in the U.S. and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.


Portfolio Selection. The success of the Fund's investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.

FUND PERFORMANCE

Since the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this Prospectus.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Enhanced Income Shares.

SVB SECURITIES ENHANCED INCOME SHARES

-------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
................................................................................
Maximum Sales Charge (Load) Imposed on Purchases                         None
................................................................................
Maximum Deferred Sales Charge (Load)                                     None
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
................................................................................
Management Fees                                                          0.15%
................................................................................
Distribution (12b-1) Fees (includes service fees)                        0.10%
................................................................................
Other Expenses(2)                                                        0.10%
................................................................................
Total Annual Operating Expenses*                                         0.35%

-------------------------------------------------------------------------------
* Because of voluntary waivers and/or reimbursements, actual total
  operating expenses are expected to be:                                 0.30%

 These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio. This table reflects the direct expenses of the Fund and its allocated share of the expenses of Institutional Enhanced Portfolio.


(2) The amounts set forth in "Other Expenses" have been estimated based on expenses the Fund expects to incur during its current fiscal year.
-------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you then sell all of your shares at the end of those periods;

  o you reinvest all dividends and distributions;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 Year        3 Years
................................................................................

SVB SECURITIES ENHANCED INCOME SHARES                       $36           $113

-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Enhanced Income Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker dealer or financial institution (called a Service Agent) that has entered into a Service Agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.


The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Shares are purchased at net asset value the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading at the close of regular trading (normally 4:00 p.m., Eastern time). On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.


The Board of Trustees has approved procedures to be used to value the Fund's securities for the purposes of determining the Fund's net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the Fund to the Manager.

The Fund generally values its securities based on market quotations determined at the close of trading on the New York Stock Exchange. Debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. Currency conversions, if any, are done as of when the London stock exchange closes, which is at 12 noon Eastern time. For securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by third party pricing vendors using a variety of pricing techniques and methodologies. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined by the Manager, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.


You will receive your redemption proceeds in federal funds normally one business day after the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.


The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
There are currently no exchange privileges in effect with respect to SVB Securities Enhanced Income Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund's long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund's share price, which is determined at the close of the New York Stock Exchange on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board of Trustees of the Fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the Manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the Fund reserves the right to reject or cancel any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the Manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The Fund's ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor's trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the Fund's service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund's policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Fund has adopted policies and procedures to prevent the selective release of information about the Fund's portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day after your purchase order becomes effective. You will receive dividends through the day your redemption order is received and accepted, but not on the following business day when your redemption proceeds will normally be paid. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of the Fund: As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it will pay no federal income tax on the earnings it distributes to its shareholders.

Taxation of Distributions: You will normally have to pay federal income tax on distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


Non-U.S. Shareholders: The Fund will withhold U.S. federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


Backup Withholding: The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.


MANAGEMENT OF THE FUND


MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.


Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.


MANAGEMENT FEES
For its services, Citi Fund Management is entitled to receive a fee of 0.15% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of SVB Securities Enhanced Income Shares.


The Fund has adopted a service plan under rule 12b-1 of the Investment Company Act of 1940 pertaining to SVB Securities Enhanced Income Shares. The service plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by SVB Securities Enhanced Income Shares.

This fee may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. The Distributor is, and the Service Agents may be, affiliates of the Fund's Manager. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS
In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the Fund's Manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. It is not expected that the Fund will receive any portion of such payment.

CTB is the Fund's transfer agent. State Street Bank and Trust Company is the sub-transfer agent.

MORE ABOUT THE FUND

The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Fund may invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer term debt obligations rated at least A- by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that Citi Fund Management Inc., the Fund's manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

The Fund's investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  WHAT ARE DEBT SECURITIES?

  Debt securities generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, AND PREFERRED STOCK. Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.
-------------------------------------------------------------------------------

Portfolio Turnover. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of transaction costs and realization of taxable capital gains will tend to increase as the level of the activity increases.

Defensive investing. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Fund.


Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Many of the Fund's investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.


Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.


The Fund. SVB Securities Enhanced Income Shares are a class of shares of Citi Institutional Enhanced Income Fund. "Citi" is a service mark of Citicorp.

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




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


The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance. Because the Fund is new, it has not, as of the date of this Prospectus, issued any shareholder reports.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC File Number: 811-6740                                               FD02755

                                                                  Statement of
                                                        Additional Information
                                                                 March 1, 2005


CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, dated March 1, 2005, as supplemented from time to time, for Citi
(SM) Institutional Enhanced Income Fund (the "Fund"). This Statement of Additional Information should be read in conjunction with the Prospectuses. An investor in SVB Securities Enhanced Income Shares of the Fund may obtain copies of the Fund's Prospectuses without charge by calling 1-800-303-7371 toll-free, and all other investors may obtain such documents by calling 1-800-331-1792 toll-free. Because this fund had no outstanding shares as of August 31, 2004, it has not issued any Annual or Semi-Annual Reports as of the date of this Statement of Additional Information.


    The Fund is a separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Trust invests all of the investable assets of the Fund in Institutional Enhanced Portfolio. The address and telephone number of Institutional Enhanced Portfolio are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

 1. The Fund .............................................................    2
 2. Investment Objective, Policies and Restrictions ......................    3

 3. Determination of Net Asset Value .....................................   10
 4. Additional Information on the Purchase and Sale of Fund Shares .......   10
 5. Management ...........................................................   12
 6. Dealer Commissions and Concessions ...................................   24
 7. Portfolio Transactions ...............................................   24
 8. Disclosure of Portfolio Holdings .....................................   24
 9. Description of Shares, Voting Rights and Liabilities .................   26
10. Certain Additional Tax Matters .......................................   28
11. Independent Auditors and Financial Statements ........................   30
Appendix A -- Proxy Voting Policies and Procedures .......................  A-1

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND


    CitiFunds(SM) Institutional Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September, 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including the Fund, Citi Institutional Enhanced Income Fund, which is described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated March 1, 2005, for Class I and Y shares of Citi Institutional Enhanced Income Fund and to the Prospectus, dated March 1, 2005, for SVB Securities Enhanced Income Shares of the Fund, by which shares of the Fund are offered.


    The Fund utilizes a master/feeder structure by investing all of its investable assets in Institutional Enhanced Portfolio (the "Portfolio"). The Portfolio is a separate series of Institutional Portfolio, which is an open-end management investment company. The Portfolio has the same investment objective and policies as the Fund.

    The Trustees of the Trust believe that the aggregate per share expenses of the Fund and Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.


    The Portfolio may change its investment objective, policies and restrictions without approval by its investors. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.


    Institutional Portfolio is organized as a trust under the laws of the Commonwealth of Massachusetts. The Portfolio is not required to hold annual meetings of investors, and has no intention of doing so. However, when the Portfolio is required to do so by law or in the judgment of Trustees of the Portfolio it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, Citigroup Global Markets Inc. ("Citigroup Global Markets" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund. Citi Fund Management manages the investments of the Fund from day to day in accordance with its investment objective and policies. The selection of investments for the Fund, and the way it is managed, depends on the conditions and trends in the economy and financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund.


    Shares of the Fund are continuously offered by the Distributor. Shares may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers (called "Service Agents"). The Distributor and Service Agents may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Manager and/or its affiliates currently serve as the Service Agents for the Fund, except that Silicon Valley Bank serves as a Service Agent for SVB Securities Enhanced Income Shares.


             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


                             INVESTMENT OBJECTIVE

    The investment objective of CITI INSTITUTIONAL ENHANCED INCOME FUND is to provide shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities.

    The Fund's investment objective may be changed without shareholder approval. Of course, there can be no assurance that the Fund will achieve its investment objective.


                             INVESTMENT POLICIES

    The Fund invests all of its investable assets in the Portfolio, which has the same investment objective and policies as the Fund. The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund and the Portfolio, and contains more information about the various types of securities in which the Fund and the Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following applies to both the Fund and the Portfolio, as applicable.

    The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund's shareholders to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

    Under the 1940 Act, the Fund is classified as "diversified", although all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


    The investment objective of the Portfolio may be changed without the approval of its investors.

    The Portfolio seeks to achieve its investment objective primarily through investments in U.S. dollar-denominated money market and other short-term debt instruments. The average maturity of the investments held by the Portfolio (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Portfolio may invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition. Investments in short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment.

    Under normal circumstances, the Portfolio's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer-term debt obligations rated at least A- by Moody's or A-3 by Standard & Poor's.

    Asset-backed securities purchased by the Portfolio will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Portfolio may also invest in unrated securities that the Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

    Unlike a money market fund, the Portfolio may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.

    The Portfolio may invest, under normal circumstances, in the following types of securities:


BANK OBLIGATIONS


    The Portfolio may invest in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of domestic and foreign banks, including a U.S. branch of a foreign bank or a non-U.S. branch of a U.S. bank.

    The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.


    Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

    U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

    The Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks are deemed to be non-U.S. bank obligations) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.


    Since the Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about the U.S. branches and subsidiaries of U.S. banks, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.


    The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

    U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

    Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

NON-U.S. GOVERNMENT OBLIGATIONS

    The Portfolio may invest in obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in the Prospectus in connection with the purchase of foreign securities.

CORPORATE DEBT OBLIGATIONS

    The Portfolio may invest in corporate debt obligations, which may be issued by corporations, limited partnerships and other similar entities. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

    Bonds, notes and debentures in which the Portfolio may invest may differ in interest rates, maturities, and times of issuance. The market value of the Portfolio's corporate debt obligations will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt obligations generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while debt obligations with longer maturities tend to produce higher yields, the price of longer maturity obligations also is subject to greater market fluctuations as a result of changes in interest rates.

U.S. GOVERNMENT OBLIGATIONS

    The Portfolio may invest in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

REPURCHASE AGREEMENTS

    The Portfolio may invest in repurchase agreements generally providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian has control of the collateral, which the Manager believes will give the Portfolio a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 15% of the Portfolio's net assets.

ASSET BACKED SECURITIES

    The Portfolio may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured such as Certificates for Automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in marked interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.


MORTGAGE-BACKED SECURITIES

    The Portfolio may invest in mortgage-backed securities. Interest and principal payments on mortgage-backed securities are typically made monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates. Accordingly, amounts available for reinvestment by the Portfolio are likely to be greater during a period of relatively low interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

    GUARANTEED MORTGAGE PASS-THROUGH SECURITIES: Guaranteed mortgage pass-through securities are mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Any guarantee of such securities runs only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying mortgages. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Guaranteed mortgage pass-through securities are often sold on a to-be-acquired or "TBA" basis. Such securities are typically sold one to three months in advance of issuance, prior to the identification of the underlying pools of mortgage securities but with the interest payment provisions fixed in advance. The underlying pools of mortgage securities are identified shortly before settlement and must meet certain parameters. The guaranteed mortgage pass-through securities in which the Portfolio may invest may include those issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).


"WHEN-ISSUED" SECURITIES

    The Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities will occur beyond customary settlement time. It is expected that, under normal circumstances, the Portfolio would take delivery of such securities, but the Portfolio may sell them before the settlement date. In general, the Portfolio does not pay for the securities until received and does not start earning interest until the contractual settlement date. When the Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of the Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Portfolio expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The "when-issued" securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a "when-issued" basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STRUCTURED INVESTMENTS


    The Portfolio may invest in structured investments. Structured instruments are money market instruments that have been structured typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.


LENDING OF SECURITIES


    Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Fund's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would be entitled to call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Portfolio may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

EXCHANGE CONTROLS AND NON-U.S. WITHHOLDING TAXES

    The Portfolio does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.


DEFENSIVE INVESTING

    The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                           INVESTMENT RESTRICTIONS


    The Fund and the Portfolio each have adopted the following policies which may not be changed with respect to the Fund or Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or
(ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will either hold a meeting of its shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. In the event a shareholder meeting is held, the Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.

    The Fund or Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund and the Portfolio reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.


        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

    PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectuses is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

                     3. DETERMINATION OF NET ASSET VALUE


    The net asset value of each class of shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, by dividing the value of the Fund's net assets (i.e., the value of its assets, including its investment in the Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund's net asset value may be determined as of the earlier close of those markets. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.


    For the purpose of calculating net asset value per share, bonds and other fixed income securities (other than short-term obligations) held for the Portfolio are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined by the Manager, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.

    Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Portfolio would receive if the instrument were sold.


    Interest income on long-term obligations held for the Portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.


    The Prospectus contains further information on the procedures, including the fair value procedures approved by the Board of Trustees, to be used to value the Fund's securities.

      4. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES


    As described in the Prospectuses, the Fund offers three classes of shares
- Class I, Class Y and SVB Securities Enhanced Income Shares.

    Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS I SHARES

    You may purchase Class I shares of the Fund at a public offering price equal to the applicable net asset value per share. Class I shares are also subject to an annual distribution/service fee of up to 0.10%. See
"Distributor."

CLASS Y SHARES

    You may purchase Class Y shares of the Fund at a public offering price equal to the applicable net asset value per share. Class Y shares are also subject to an annual distribution/service fee of up to 0.25%. See
"Distributor."

SVB SECURITIES ENHANCED INCOME SHARES

    You may purchase SVB Securities Enhanced Income Shares of the Fund at a public offering price equal to the applicable net asset value per share. SVB Securities Enhanced Income Shares are also subject to an annual distribution/ service fee of up to 0.10%. See "Distributor."

SALE OF SHARES

    Subject to compliance with applicable regulations, the Fund and the Portfolio have each reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Fund may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTIONS OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted procedures, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities".


                                5. MANAGEMENT

    The Fund is supervised by a Board of Trustees of the Trust, at least 75% of whom are not affiliated with the Manager.


    The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup they oversee, and other directorships they hold are set forth below. Each Trustee and officer holds office until that individual resigns, retires or is otherwise removed.

    An asterisk in the table below identifies those officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Fund noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


                                                                                          NUMBER OF         OTHER BOARD
                                                                                        PORTFOLIOS IN       MEMBERSHIPS
                              POSITION(s)        LENGTH                                  FUND COMPLEX         HELD BY
NAME, ADDRESS AND              HELD WITH        OF TIME      PRINCIPAL OCCUPATION(s)     OVERSEEN BY       TRUSTEE DURING
DATE OF BIRTH                     FUND           SERVED      DURING PAST FIVE YEARS        TRUSTEE        PAST FIVE YEARS
-----------------             ----------        -------      ----------------------     --------------    ---------------
NON-INTERESTED TRUSTEES:
Elliott J. Berv               Trustee         Since 2001    Executive Vice President          37      Board Member, American
c/o R. Jay Gerken                                           and Chief Operations                      Identity Corp. (doing
Citigroup Asset Management                                  Officer, DigiGym Systems                  business as Morpheus
399 Park Avenue                                             (on-line personal training                Technologies) (biometric
New York, NY 10022                                          systems) (since 2001);                    information management)
Born April 30, 1943                                         Consultant, Catalyst                      (since 2001; consultant
                                                            (consulting) (since 1984);                since 1999); Director,
                                                            Director, Alzheimer's                     Lapoint Industries
                                                            Association (New England                  (industrial filter
                                                            Chapter) (since 1998);                    company) (since 2002).
                                                            Board Member, Savannah
                                                            Music Festival.

Donald M. Carlton             Trustee         Since 2001    Consultant, URS                   32      Director, Temple-Inland
c/o R. Jay Gerken                                           Corporation (engineering)                 (forest products) (since
Citigroup Asset Management                                  (since 1999); former Chief                2003); Director,
399 Park Avenue                                             Executive Officer, Radian                 American Electric Power
New York, NY 10022                                          International L.L.C.                      Co. (electric utility)
Born July 20, 1937                                          (engineering) (from 1996                  (since 1999); Director,
                                                            to 1998); Member of the                   National Instruments
                                                            Management Committee,                     Corp. (technology)
                                                            Signature Science                         (since 1994); former
                                                            (research and development)                Director, Valero Energy
                                                            (since 2000); Director,                   (petroleum refining)
                                                            Crystatech, Inc.                          (from 1999 to 2003).
                                                            (pollution control
                                                            technology) (since 2001).

A. Benton Cocanougher         Trustee         Since 2001    Dean Emeritus and Wiley           32      Former Director, Randall
c/o R. Jay Gerken                                           Professor of Business;                    Foods, Inc. (from 1990
Citigroup Asset Management                                  former Interim Chancellor,                to 1999); former
399 Park Avenue                                             Texas A&M University                      Director, First American
New York, NY 10022                                          System (from 2003 to                      Bank, Texas (from 1994
Born July 6, 1938                                           2004); former Special                     to 1999); former
                                                            Advisor to the President,                 Director, Petrolon, Inc.
                                                            Texas A&M University (from                (from 1991 to 1994);
                                                            2002 to 2003); former Dean                former Director, First
                                                            and Professor of                          City Bank, Bryan, Texas
                                                            Marketing, Mays Graduate                  (from 1988 to 1992).
                                                            School of Business of
                                                            Texas A&M University (from
                                                            1987 to 2001).

Mark T. Finn                  Trustee         Since 2001    Chairman, Chief Executive         37      Former President and
c/o R. Jay Gerken                                           Officer and Owner, Vantage                Director, Delta
Citigroup Asset Management                                  Consulting Group, Inc.                    Financial, Inc.
399 Park Avenue                                             (investment advisory and                  (investment advisory
New York, NY 10022                                          consulting firm) (since                   firm) (from 1983 to
Born May 16, 1943                                           1988; Consultant prior to                 1999).
                                                            1988); Adjunct Professor,
                                                            College of William & Mary
                                                            (since 2002); Principal/
                                                            Member, Balvan Partners
                                                            (investment management)
                                                            (since 2002); former Vice
                                                            Chairman and Chief
                                                            Operating Officer, Lindner
                                                            Asset Management Company
                                                            (mutual fund company)
                                                            (from 1999 to 2001);
                                                            former General Partner and
                                                            Shareholder, Greenwich
                                                            Ventures LLC (investment
                                                            partnership) (from 1996 to
                                                            2001); former President,
                                                            Secretary, and Owner,
                                                            Phoenix Trading Co.
                                                            (commodity trading
                                                            advisory firm) (from 1997
                                                            to 2000).

Stephen Randolph Gross        Trustee         Since 2001    Chief Executive Officer,          37      Director, Andersen
c/o R. Jay Gerken                                           HLB Gross Collins, PC                     Calhoun (assisted
Citigroup Asset Management                                  (accounting firm) (since                  living) (since 1987);
399 Park Avenue                                             1979); Treasurer, Coventry                former Director, Yu
New York, NY 10022                                          Limited, Inc. (since                      Save, Inc. (internet
Born October 8, 1947                                        1985); former Managing                    company) (from 1998 to
                                                            Director, Fountainhead                    2000); former Director,
                                                            Ventures, L.L.C.                          Hotpalm.com, Inc.
                                                            (consulting) (1998 to                     (wireless applications)
                                                            2003); former Treasurer,                  (from 1998 to 2000);
                                                            Hank Aaron Enterprises                    former Director, United
                                                            (fast food franchise)                     Telesis, Inc.
                                                            (from 1985 to 2001);                      (telecommunications)
                                                            former Partner, Capital                   (from 1997 to 2002);
                                                            Investment Advisory                       former Director,
                                                            Partners (consulting)                     ebank.com, Inc. (from
                                                            (from 2000 to 2002);                      1997 to 2004).
                                                            former Secretary, Carint
                                                            N.A. (manufacturing) (from
                                                            1998 to 2002); former
                                                            Chief Operating Officer,
                                                            General Media
                                                            Communications, Inc. (from
                                                            March 2003 to August
                                                            2003).

Diana R. Harrington           Trustee         Since 1992    Professor, Babson College         37      None.
c/o R. Jay Gerken                                           (since 1993); Independent
Citigroup Asset Management                                  Consultant (since 1977).
399 Park Avenue
New York, NY 10022
Born March 25, 1940

Susan B. Kerley               Trustee         Since 1992    Consultant, Strategic             37      Lead Independent
c/o R. Jay Gerken                                           Management Advisors, LLC                  Director, Mainstay Funds
Citigroup Asset Management                                  (investment consulting)                   (formerly Eclipse Funds)
399 Park Avenue                                             (since 1990).                             (currently supervises 12
New York, NY 10022                                                                                    investment companies in
Born August 12, 1951                                                                                  fund complex) (since
                                                                                                      1990).

Alan G. Merten                Trustee         Since 2001    President, George Mason           32      Director, Xybernaut
c/o R. Jay Gerken                                           University (since 1996).                  Corporation (since
Citigroup Asset Management                                                                            2004); Director,
399 Park Avenue                                                                                       Brainbench, Inc. (since
New York, NY 10022                                                                                    2004); Director,
Born December 27, 1941                                                                                Comshare, Inc.
                                                                                                      (information technology)
                                                                                                      (from 1985 to 2003).

R. Richardson Pettit          Trustee         Since 2001    John Duncan Professor of          32      None.
c/o R. Jay Gerken                                           Finance, University of
Citigroup Asset Management                                  Houston (since 1977);
399 Park Avenue                                             Independent Consultant.
New York, NY 10022
Born July 6, 1942

INTERESTED TRUSTEE:
R. Jay Gerken CFA*            Chairman,       Since 2002    Managing Director of        Chairman of             N/A
Citigroup Asset Management    President and                 Citigroup Global Markets    the Board,
399 Park Avenue               Chief                         Inc. ("CGM"); Chairman,     Trustee or
New York, NY 10022            Executive                     President and Chief         Director of
Born April 5, 1951            Officer                       Executive Officer of SBFM,  222 funds in
                                                            Travelers Investment        the Citigroup
                                                            Adviser, Inc. ("TIA") and   fund complex
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and
                                                            Chief Executive Officer of
                                                            certain mutual funds
                                                            associated with
                                                            Citigroup Inc.
                                                            ("Citigroup"); formerly,
                                                            Portfolio Manager of Smith
                                                            Barney Allocation Series
                                                            Inc. (from 1996 to 2001)
                                                            and Smith Barney Growth
                                                            and Income Fund (from 1996
                                                            to 2001).

OFFICERS:
Andrew Shoup*                 Senior Vice     Since 2003    Director of Citigroup            N/A                N/A
Citigroup Asset               President and                 Asset Management ("CAM");
Management                    Chief                         Chief Administrative
125 Broad Street              Administra-                   Officer of certain mutual
New York, NY 10004            tive Officer                  funds associated with
Born August 1, 1956                                         Citigroup Inc.; Head of
                                                            International Funds
                                                            Administration of
                                                            Citigroup Asset Management
                                                            (from 2001 to 2003);
                                                            Director of Global Funds
                                                            Administration of
                                                            Citigroup Asset Management
                                                            (from 2000 to 2001); Head
                                                            of U.S. Citibank Funds
                                                            Administration of
                                                            Citigroup Asset Management
                                                            (from 1998 to 2000).

Frances Guggino*              Chief           Since 2002    Vice President of CAM;           N/A                N/A
Citigroup Asset               Financial                     Treasurer and/or
Management                    Officer and                   Controller of certain
125 Broad Street              Treasurer                     mutual funds associated
New York, NY 10004                                          with Citigroup (since
Born September 8, 1957                                      1991).

Wendy S. Setnicka*            Controller      Since 2004    Vice President of CGM            N/A                N/A
Citigroup Asset Management                                  (since 1997); Controller
125 Broad Street                                            of certain mutual funds
New York, NY 10004                                          associated with Citigroup;
Born June 30, 1964                                          Assistant Controller of
                                                            CAM (from 2002 to 2004)

Robert I. Frenkel*            Secretary       Since 2000    Managing Director and            N/A                N/A
Citigroup Asset Management    Chief Legal     Since 2003    General Counsel, Global
300 First Stamford Place      Officer                       Mutual Funds for CAM
Stamford, CT 06902                                          (since 1994); Secretary of
Born December 12, 1954                                      Citi Fund Management Inc.;
                                                            Secretary of certain
                                                            mutual funds associated
                                                            with Citigroup; Chief
                                                            Legal Officer of certain
                                                            mutual funds associated
                                                            with Citigroup.

Andrew Beagley*               Chief           Since 2004    Chief Anti-Money                 N/A                N/A
Citigroup Asset Management    Compliance                    Laundering Compliance
399 Park Avenue               Officer                       Officer and Chief
New York, NY 10022            Chief Anti-     Since 2002    Compliance Officer of
Born October 9, 1962          Money                         certain mutual funds
                              Laundering                    associated with Citigroup;
                              Compliance                    Director, Citigroup Global
                              Officer                       Markets (since 2000);
                                                            Director of Compliance,
                                                            North America, of CAM
                                                            (since 2000); Director of
                                                            Compliance, Europe, the
                                                            Middle East and Africa, of
                                                            CAM (from 1999 to 2000);
                                                            Compliance Officer,
                                                            Salomon Brothers Asset
                                                            Management Limited, Smith
                                                            Barney Global Capital
                                                            Management Inc., Salomon
                                                            Brothers Asset Management
                                                            Asia Pacific Limited (from
                                                            1997 to 1999).

Thomas C. Mandia*             Assistant       Since 2000    Director and Deputy              N/A                N/A
Citigroup Asset Management    Secretary                     General Counsel of CAM
300 First Stamford Place                                    (since 1992); Assistant
Stamford, CT 06902                                          Secretary of certain
Born February 27, 1962                                      mutual funds associated
                                                            with Citigroup.

Rosemary D. Emmens*           Assistant       Since 2000    Vice President and               N/A                N/A
Citigroup Asset Management    Secretary                     Associate General Counsel
300 First Stamford Place                                    of CAM (since 1998);
Stamford, CT 06902                                          Assistant Secretary of
Born October 28, 1969                                       certain mutual funds
                                                            associated with Citigroup.

Harris Goldblat*              Assistant       Since 2000    Associate General Counsel        N/A                N/A
Citigroup Asset Management    Secretary                     of CAM (since 2000);
300 First Stamford Place                                    Assistant Secretary of
Stamford, CT 06902                                          certain mutual funds
Born November 4, 1969                                       associated with Citigroup;
                                                            Associate, Stroock &
                                                            Stroock & Lavan LLP (from
                                                            1997 to 2000).

Joseph Volpe*                 Assistant       Since 2004    Vice President of CAM            N/A                N/A
Citigroup Asset Management    Treasurer                     (since 1992); Assistant
300 First Stamford Place                                    Treasurer of certain
Stamford, CT 06902                                          mutual funds associated
Born April 16, 1962                                         with Citigroup; Assistant
                                                            Controller of certain
                                                            mutual funds associated
                                                            with Citigroup. (from 2002
                                                            to 2004)

Kaprel Ozsolak*               Assistant       Since 2004    Vice President of CGM;           N/A                N/A
Citigroup Asset Management    Treasurer                     Assistant Treasurer of
125 Broad Street                                            certain mutual funds
New York, NY 10004                                          associated with Citigroup.
Born October 26, 1965

Susan C. Curry*               Assistant       Since 2004    Director of Tax - US Funds       N/A                N/A
Citigroup Asset Management    Treasurer                     Administration of CAM
125 Broad Street                                            (since 2004); Assistant
New York, NY 10004                                          Treasurer of certain
Born December 30, 1966                                      mutual funds associated
                                                            with Citigroup; Partner
                                                            (from 2001 to 2004) and
                                                            Senior Manager (from 1997
                                                            to 2004) with Deloitte &
                                                            Touche LLP

Matthew Plastina*             Assistant       Since 2004    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of CAM (since 1999);
125 Broad Street                                            manager then Assistant
New York, NY 10004                                          Controller of certain
Born June 9, 1970                                           mutual funds associated
                                                            with Citigroup

Kim Daly*                     Assistant       Since 2004    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of CAM (since 1996);
125 Broad Street                                            Manager then Assistant
New York, NY 10004                                          Controller of certain
Born November 16, 1966                                      mutual funds associated
                                                            with Citigroup.

Marisel Class*                Assistant       Since 2004    Vice President of CAM            N/A                N/A
Citigroup Asset Management    Controller                    (since 1999); Manager then
125 Broad Street                                            Assistant Controller of
New York, NY 10004                                          certain mutual funds
Born June 28, 1961                                          associated with Citigroup.

    The business affairs of the Fund are managed by or under the direction of the Board of Trustees.

    The Board has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee oversees the scope of the Fund's audit, the Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund's independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met 5 times.

    The Board also has a standing Governance Committee. All Trustees who are not "interested persons" of the Fund are members of the Governance Committee. The Governance Committee met 4 times during the most recent fiscal year. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees recommended by investors.

    The following table shows the amount of equity securities owned by the Trustees in the other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2003. The Fund did not have shareholders during the fiscal year ended August 31, 2004.


                                        AGGREGATE DOLLAR RANGE
                                        OF EQUITY SECURITIES IN ALL
                                        INVESTMENT COMPANIES ASSOCIATED
                                        WITH CITIGROUP OVERSEEN
NAME OF TRUSTEE                         BY THE TRUSTEE
---------------                         --------------------------------

INTERESTED TRUSTEE

R. Jay Gerken                           Over $100,000

DISINTERESTED TRUSTEES


Elliott J. Berv                         $50,001-$100,000
Donald M. Carlton                       Over $100,000
A. Benton Cocanougher                   $1-$10,000
Mark T. Finn                            $1-$10,000
Stephen Randolph Gross                  None
Diana R. Harrington                     $1-$10,000
Susan B. Kerley                         $1-$10,000
Alan G. Merten                          $1-$10,000
R. Richardson Pettit                    $10,001-$50,000

    None of the disinterested Trustees nor their family members had any interest in the Manager, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributor as of December 31, 2004.

    Information regarding compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2004 is set forth below. Mr. Gerken is not compensated for his services as Trustee because of his affiliation with the Manager.

    Each fund in the complex pays a pro rata share of Trustee fees based on asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of $45,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special Board meeting attended, and $100 for each telephonic Board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

                                                   TRUSTEE COMPENSATION TABLE


                                                          PENSION OR RETIREMENT
                                        AGGREGATE            BENEFITS ACCRUED                                 NUMBER OF FUNDS
                                       COMPENSATION             AS PART OF          TOTAL COMPENSATION      IN FUND COMPLEX UPON
TRUSTEE                              FROM THE FUND(1)        FUND EXPENSES(1)      FROM FUND COMPLEX(4)  WHICH TRUSTEE SERVED(4)(5)
-------                              ----------------     ----------------------   --------------------  --------------------------

INTERESTED TRUSTEES

R. Jay Gerken                               $0                     None                     $0                      222

DISINTERESTED TRUSTEES


Elliott J. Berv                            (3)                     None                  $80,000                     37
Donald M. Carlton                          (3)                     None                  $82,600                     32
A. Benton Cocanougher                      (3)                     None                  $86,200                     32
Mark T. Finn                               (3)                     None                  $84,450                     37
Stephen Randolph Gross                     (3)                     None                  $81,350                     37
Diana R. Harrington                        (3)                     None                  $80,200                     37
Susan B. Kerley                            (3)                     None                  $80,300                     37
Alan G. Merten                             (3)                     None                  $77,800                     32
C. Oscar Morong, Jr.(2)                    (3)                     None                  $80,300                     37
R. Richardson Pettit                       (3)                     None                  $82,700                     32
Walter E. Robb, III(2)                     (3)                     None                  $80,600                     37

------------
(1) Information is for the fiscal year ended August 31, 2004.
(2) Messrs. Morong and Robb retired as Trustee of the Fund as of December 31, 2003.
(3) The Fund had no outstanding shares as of August 31, 2004 and paid no Trustee fees during the fiscal year ended August 31,
    2004. For the current fiscal year, the fund will pay its pro rata share of the Trustee fees based on its asset size. Because this asset size is not yet known, the Fund's share of Trustee fees is not currently determinable.
(4) Information is for the calendar year ended December 31, 2003.
(5) Two of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2003.

    The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age
75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionatly with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

    The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.



          AVERAGE                                             YEARS OF SERVICE
      COMPENSATION IN      ----------------------------------------------------------------------------------
         LAST YEAR                                                                                   10 YEARS
        OF SERVICE              5 YEARS       6 YEARS       7 YEARS       8 YEARS       9 YEARS       OR MORE
      --------------           --------      --------      --------      --------      --------      --------
          $50,000              $125,000      $150,000      $175,000      $200,000      $225,000      $250,000
          $60,000              $150,000      $180,000      $210,000      $240,000      $270,000      $300,000
          $70,000              $175,000      $210,000      $245,000      $280,000      $315,000      $350,000
          $80,000              $200,000      $240,000      $280,000      $320,000      $360,000      $400,000
          $90,000              $225,000      $270,000      $315,000      $360,000      $405,000      $450,000
         $100,000              $250,000      $300,000      $350,000      $400,000      $450,000      $500,000


    Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

    During the fiscal year ended August 31, 2004, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in 4 quarterly installment payments; Mr. E. Kirby Warren, an aggregate of $70,000 in 4 quarterly installment payments; Mr.
C. Oscar Morong, Jr., and Mr. Walter E. Robb, III, received a lump sum payment olf $325,300.

    Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

    As of February     , 2005, the following shareholders were known by the
Manager to own or hold of record 5% or more of the outstanding voting securities of Class I shares of the Fund:

    As of February     , 2005, the following shareholders were known by the
Manager to own or hold of record 5% or more of the outstanding voting securities of Class Y shares of the Fund:

    As of February     , 2005, the following shareholders were known by the
Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Enhanced Income Shares:

    As of February   , 2005, the Trustees and Officers as a group owned less
than 1% of each class of the Fund.


    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), by vote of a majority of disinterested Trustees of the Trust or by a written opinion of legal counsel chosen by a majority of the Trustees, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

MANAGER


    The Manager acts as the investment manager to the Fund pursuant to a management agreement (the "Management Agreement"). Subject to such policies as the Board of Trustees of the Fund may determine, the Manager manages the securities of and makes investment decisions for the Fund. Currently, advisory services for the Fund are provided through the Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund under the Management Agreement.


    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund. The Management Agreement provide that the Manager may delegate the daily management of the securities of the Fund to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Fund with general office facilities and supervises the overall administration of the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. Trustees, officers, and investors in the Fund are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund.

    The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund or by a vote of a majority of the Fund's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.


    In approving the continuation of the Management Agreement with respect to the Fund, the Board, including the independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory and administrative services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Fund. Given the Fund's lack of operating history at the time the continuation of the Agreement was considered, the Board based its approval on the competitive fee information that had been provided to the Board at the time of the initial approval of the Management Agreement and on the assessment that additional time was required to analyze performance and other factors. The independent Trustees were advised by separate independent legal counsel throughout the process.

    The Prospectus for the Fund contains a description of the fees payable to the Manager for services under the Management. The Manager may reimburse the Fund or waive all or a portion of its management fees.


    Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Fund uses the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Fund, the Fund will change its name so as to delete the word "Citi".


    As of August 31, 2004, the Fund had no outstanding shares and did not pay management fees during its fiscal year ended August 31, 2004.


DISTRIBUTOR


    The Distributor, located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement (the "Distribution Agreement"), which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with respect to the Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by the Distributor. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or
(b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.


    The Fund has adopted separate Service Plans ("Service Plans") in accordance with Rule 12b-1 under the 1940 Act pertaining to Class I, Class Y and SVB Securities Enhanced Income Shares of the Fund. Under the Service Plans, the Fund may pay monthly fees as a percentage of the average daily net assets of the Fund class, as applicable, at an annual rate not to exceed the following:

        Class I                                                      0.10%
        Class Y                                                      0.25%
        SVB Securities Enhanced Income Shares                        0.10%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors.

    Each Service Plan permits the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement are terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of each Service Plan for the Fund, the Trustees will review the Service Plans and the expenses for the Fund and each class within the Fund separately.

    Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Each Service Plan specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the applicable Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. Each Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. Each Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the applicable Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by each Service Plan, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.


    The Fund had no outstanding shares as of August 31, 2004 and paid no fees to Citigroup Global Markets during its fiscal year ended August 31, 2004.


CODE OF ETHICS

    The Fund, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.


PROXY VOTING POLICIES & PROCEDURES

    Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of the Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

    Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager would vote the proxy in accordance with the principals set forth in the Manager's proxy voting policies and procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

    A summary of the Manager's policies and procedures with respect to proxy voting is attached as Appendix A to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund's investment objectives.

    Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available on the Manager's website, http://www.citigroupam.com, or on the Securities Exchange Commission's website at http://www.sec.gov.


TRANSFER AGENT AND CUSTODIAN


    The Fund has entered into a Transfer Agency and Services Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of Citigroup Global Markets, pursuant to which Citicorp Trust acts as transfer agent for the Fund. Under the Transfer Agency and Services Agreement, Citicorp Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The Fund had no outstanding shares as of August 31, 2004 and did not pay any fees under the Transfer Agency and Services Agreement as of the fiscal year ended August 31, 2004. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Fund has entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company ("State Street") pursuant to which custodial, fund accounting and sub-transfer agency services are provided for the Fund. Among other things, State Street calculates the daily net asset value for the Fund. Securities held for the Fund may be held by a sub-custodian bank approved by the Fund's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    6. DEALER COMMISSIONS AND CONCESSIONS


    From time to time, the Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.


                          7. PORTFOLIO TRANSACTIONS

    The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. The Fund had no outstanding shares during the fiscal year ended August 31, 2004 and paid no brokerage commissions during such fiscal year. Any transaction for which the Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund, Portfolio and for other investment companies, series, or accounts managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. Because the Fund had no outstanding shares as of August 31, 2004 it did not pay brokerage commissions to the Manager or any affiliate of the Manager during the fiscal year ended August 31, 2004.


    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.


                     8. DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Trustees has approved policies and procedures developed by Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager, with respect to the disclosure of the Fund's portfolio securities and any ongoing arrangements to make available information about the Fund's portfolio securities. The policy requires that disclosure of information about the Fund's portfolio holdings be in the best interests of the Fund's shareholders, and that any conflicts of interest between the interests of the Fund's shareholders and those of Citi Fund Management Inc. or CGM or their affiliates, be addressed in a manner that places the interests of Fund shareholders first. The policy provides that information regarding the Fund's portfolio holdings may never be shared with non-CAM employees, with investors and potential investors (whether individual or institutional), and with third parties unless it is done for legitimate Fund business purposes and in accordance with the policy. CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale once it is 25 calendar days old following quarter-end. This passage of time prevents a third party from benefiting from an investment decision made by the Fund that has not been fully reflected by the market.

The Fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees no sooner than the time of the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end.

Subject to the provisions relating to "ongoing arrangements," the Fund's holdings may also be released with simultaneous public disclosure at least 25 days after quarter end. Typically, simultaneous public disclosure is achieved by posting the information to a CAM or the Fund's internet site that is accessible by the public, or through public release by a third party vendor. For the purposes of the policy, the term "ongoing arrangement" is interpreted to include any arrangement, whether oral or in writing, to provide portfolio holdings information to any person or entity more than once, but excluding any arrangement to provide such information following the filing of Form N-Q or Form N-CSR.

CAM may release limited portfolio holdings information that is not yet considered stale in the following circumstances, subject to the provisions relating to "ongoing arrangements":

     1. The Fund's top ten securities, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure.

     2. The Fund's (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, (iii) yield and duration and (iv) the Fund's performance attribution (E.G., ANALYSIS OF THE FUND'S OUTPERFORMANCE OR UNDERPERFORMANCE OF ITS BENCHMARK BASED ON ITS PORTFOLIO HOLDINGS) may be released at any time with simultaneous public disclosure.

     3. A list of securities (that may include fund holdings together with other securities) followed by the Fund's portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

     4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information, the release of the information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the Fund and neither the Fund, CAM or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

The approval of the Fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Any exceptions to the policies must be reported to the Fund's Board at its next regularly scheduled meeting.

All ongoing arrangements to make available information about the Fund's portfolio securities will be reviewed by the Fund's Board no less frequently than quarterly.

Currently, funds in the fund complex disclose their portfolio holdings approximately 25 days after calendar quarter end on their website
[www.citigroupam.com]. The Citi money market funds, including the Fund, do not currently post their portfolio holdings, or otherwise publicly disclose their portfolio holdings other than in required regulatory filings and reports, but may in the future do so.

Set forth below is a list, as of December 31, 2004, of those parties with whom CAM has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. Not all of the ongoing arrangements described below may be applicable to the Fund. The Fund's auditor also has access from time to time to the Fund's portfolio holdings in connection with performing the audit and related functions.

   RECIPIENT (HOLDINGS)               FREQUENCY                                DELAY BEFORE DISSEMINATION
   State Street Bank & Trust Co.      Daily                                    None
   (Fund Custodian and Accounting
   Agent)
   Institutional Shareholders         As necessary                             None
   Services  (Proxy Voting Services)
   Bloomberg                          Quarterly                                25 Calendar days after Quarter End
   Lipper                             Quarterly                                25 Calendar days after Quarter End
   S&P                                Quarterly                                25 Calendar days after Quarter End
   Morningstar                        Quarterly                                25 Calendar days after Quarter End
   Vestek                             Daily                                    None
   S&P (Rating Agency)                Weekly Tuesday Night                     1 day
   Moody's (Rating Agency)            Weekly Tuesday Night                     1 day
   Factset                            Daily                                    None
   Frank Russell                      Monthly                                  1 day
   Callan                             Quarterly                                25 Days after Quarter End
   Mercer                             Quarterly                                25 Days after Quarter End
   eVestment Alliance                 Quarterly                                25 Days after Quarter End
   CRA RogersCasey                    Quarterly                                25 Days after Quarter End
   Cambridge Associates               Quarterly                                25 Days after Quarter End
   Marco Consulting                   Quarterly                                25 Days after Quarter End
   Wilshire                           Quarterly                                25 Days after Quarter End
   Informa Investment Services        Quarterly                                25 Days after Quarter End
   (Efron)
   CheckFree (Mobius)                 Quarterly                                25 Days after Quarter End
   Nelsons Information                Quarterly                                25 Days after Quarter End
   Investor Tools                     Daily                                    None
   Advent                             Daily                                    None
   BARRA                              Daily                                    None
   Plexus                             Quarterly (Calendar)                     Sent the 1-3 business day
                                                                               following the end of a Quarter
   Elkins/McSherry                    Quarterly (Calendar)                     Sent the first business day
                                                                               following the end of a Quarter
   Quantitative Services Group        Daily                                    None

With respect to each such arrangement , the Fund has a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the Fund. Neither the Fund, CAM or any other affiliated party receives compensation or any other consideration in connection with such arrangements.


           9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Fund is a series of CitiFunds Institutional Trust and is governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently four other series of the Trust: Citi Institutional Cash Reserves; Citi Institutional Liquid Reserves; Citi Institutional Tax Free Reserves; and Citi Institutional U.S. Treasury Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series).

    Shareholders of all funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by fund or class.

    The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

    Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Portfolio in which the Fund invests is a series of a Institutional Portfolio, a trust organized under Massachusetts law. It is governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders, and will vote its shares in the Portfolio in accordance with the instructions it receives from its shareholders and will vote any shares for which it does not receive voting instructions from its shareholders in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    The Trust, the Fund or any class thereof may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the Fund or of any class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the Fund or of any class. The Trust or the Fund or any class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund, or any class of the Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund or class, or by the Trustees by written notice to the shareholders of the Fund or class. If not so terminated, the Trust will continue indefinitely.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employers and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    The Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, on the following business day of the Portfolio.

                      10. CERTAIN ADDITIONAL TAX MATTERS

TAXATION OF THE FUND

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States. The Portfolio believes that it will not be required to pay any U.S. federal or state income or excise taxes. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise taxes.

TAXATION OF SHAREHOLDERS

    TAXATION OF DISTRIBUTIONS

    Shareholders of the Fund will generally have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Fund. Any distributions from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Because the Fund does not expect to receive dividends from U.S. corporations, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates for non-corporate shareholders. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

    Any Fund distribution of net capital gain or net short-term capital gain will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    Although shareholders of the Fund generally will have to pay state and local income taxes on the dividends and capital gain distributions they receive from the Fund, distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but not generally from capital gains realized upon the dispositions of such obligations) may be exempt from state and local income taxes. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

    DISPOSITION OF SHARES

    In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

    FOREIGN INCOME TAXES

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Portfolio's assets ultimately invested within various countries.

    NON-U.S. PERSONS


    The Fund will withhold federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. The Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.


    BACKUP WITHHOLDING

    The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including any such shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

              11. INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS


    [                                                    ] is the independent
accountant for the Fund and the Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    As of August 31, 2004, the Fund had no outstanding shares and did not issue financial statements as of the fiscal year ended August 31, 2004.

                                  APPENDIX A

                     PROXY VOTING POLICIES AND PROCEDURES

    The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

    In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

    In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

    In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

    CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.

    If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place Stamford, CT 06902

DISTRIBUTOR
Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT
Citicorp Trust Bank, fsb
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

----------------------------------------------

SERVICE AGENTS
FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place Stamford, CT 06902
Call Your Citibank Private Banking Account Officer or Registered
Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
CITIBANK, N.A.
111 Wall Street New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

Item 23. Exhibits.
                           +++  a(1)       Amended and Restated Declaration of
                                           Trust of the Registrant
                         +++++  a(2)       Certificate of Amendment to the
                                           Amended and Restated Declaration of
                                           Trust of the Registrant
                        ++++++  a(3)       Certificate of Amendment to the
                                           Amended and Restated Declaration of
                                           Trust of the Registrant
                       +++++++  a(4)       Certificate of Amendment to the
                                           Amended and Restated Declaration of
                                           Trust of the Registrant
                      ++++++++  a(5)       Certificate of Amendment to the
                                           Amended and Restated Declaration of
                                           Trust of the Registrant
                Filed herewith  a(6)       Certificate of Amendment to the
                                           Amended and Restated Declaration of
                                           Trust of Registrant
                           +++  b          Amended and Restated By-Laws of the
                                           Registrant
                            ++  d(1)       Management Agreement between the
                                           Registrant, with respect to Citi
                                           Institutional Cash Reserves, and
                                           Citi Fund Management Inc., as
                                           investment manager
                           +++  d(2)       Management Agreement between the
                                           Registrant, with respect to Citi
                                           Institutional Liquid Reserves, Citi
                                           Institutional U.S. Treasury Reserves
                                           and Citi Institutional Tax Free
                                           Reserves, and Citi Fund Management
                                           Inc., as Manager
                       +++++++ (d)(3)      Management Agreement between
                                           Registrant, with respect to Citi
                                           Institutional Enhanced Income Fund,
                                           and Citi Fund Management Inc., as
                                           Manager
                            ++  e(1)       Distribution Agreement between the
                                           Registrant and Citigroup Global
                                           Markets Inc. (formerly Salomon Smith
                                           Barney Inc.), as distributor
                      ++++++++  e(2)       Form of Letter Agreement amending
                                           Appendix A to Distribution Agreement
                                           between the Registrant and Citigroup
                                           Global Markets Inc. (formerly known
                                           as Salomon Smith Barney Inc.)
                             *  g(1)       Custodian Contract between the
                                           Registrant and State Street Bank and
                                           Trust Company ("State Street"), as
                                           custodian
                           +++  g(2)       Amendment to Custodian Contract
                                           between the Registrant and State
                                           Street, as Custodian
                      ++++++++  h(1)       Form of Sub-Transfer Agency and
                                           Service Agreement between the
                                           Registrant and State Street, as
                                           sub-transfer agent
                         *****  h(2)       Transfer Agency Agreement with
                                           Citicorp Trust Bank, fsb (formerly
                                           Citi Fiduciary Trust Company), as
                                           transfer agent
                             +  h(3)       Letter Agreement adding the Funds to
                                           the Transfer Agency Agreement with
                                           Citicorp Trust Bank, fsb (formerly
                                           Citi Fiduciary Trust Company), as
                                           transfer agent
                       +++++++  h(4)       Letter Agreement adding Citi
                                           Institutional Enhanced Income Fund to
                                           Transfer Agency and Service Agreement
                                           between the Registrant and Citicorp
                                           Trust Bank, fsb, as transfer agent
                         +++++  h(5)       Retirement Plan of the Registrant
                             *  i(1)       Opinion and consent of counsel
                           ***  i(2)       Opinion and consent of counsel with
                                           respect to Citi Institutional Cash
                                           Reserves
      To be filed by amendment  j          Independent Auditors' Consents
                      ++++++++  m(1)       Service Plan of the Registrant with
                                           respect to Citi Institutional U.S.
                                           Treasury Reserves and Citi
                                           Institutional Tax Free Reserves
                           +++  m(2)       Service Plan of the Registrant with
                                           respect to Class A Shares of Citi
                                           Institutional Liquid Reserves
                           +++  m(3)       Amended and Restated Service Plan of
                                           the Registrant with respect to SVB
                                           Securities Liquid Reserves Shares
                                           (formerly SVB Liquid Reserves Shares)
                                           of Citi Institutional Liquid Reserves
                          ++++  m(4)       Amended and Restated Service Plan of
                                           the Registrant with respect to Class
                                           L shares of Citi Institutional Cash
                                           Reserves
                          ++++  m(5)       Service Plan of the Registrant with
                                           respect to Class I shares of Citi
                                           Institutional Cash Reserves
                          ++++  m(6)       Service Plan of the Registrant with
                                           respect to Class O shares of Citi
                                           Institutional Cash Reserves
                          ++++  m(7)       Amended and Restated Service Plan of
                                           the Registrant with respect to Class
                                           S shares of Citi Institutional Cash
                                           Reserves
                          ++++  m(8)       Service Plan of the Registrant with
                                           respect to SVB Institutional Liquid
                                           Reserves of Citi Institutional Liquid
                                           Reserves
                      ++++++++  m(9)       Service Plan of the Registrant with
                                           respect to SVB Securities Horizon
                                           Shares (formerly SVB Late Day Liquid
                                           Reserves Shares) of Citi
                                           Institutional Cash Reserves
                      ++++++++  m(10)      Service Plan of the Registrant with
                                           respect to SVB Securities
                                           Institutional U.S. Treasury Reserves
                                           Shares of Citi Institutional U.S.
                                           Treasury Reserves
                       +++++++  m(11)      Service Plan of the Registrant with
                                           respect to Class I Shares of Citi
                                           Institutional Enhanced Income Fund
                       +++++++  m(12)      Service Plan of the Registrant with
                                           respect to Class Y Shares of Citi
                                           Institutional Enhanced Income Fund
                       +++++++  m(13)      Service Plan of the Registrant with
                                           respect to SVB Securities Enhanced
                                           Income Shares of Citi Institutional
                                           Enhanced Income Fund
                Filed herewith  o(1)       Amended and Restated Multiple Class
                                           Plan with respect to Citi
                                           Institutional Liquid Reserves
                Filed herewith  o(2)       Amended and Restated Multiple Class
                                           Plan with respect to Citi
                                           Institutional Cash Reserves
                Filed herewith  o(3)       Amended and Restated Multiple Class
                                           Plan with respect to Citi
                                           Institutional U.S. Treasury Reserves
                Filed herewith  o(4)       Amended and Restated Multiple Class
                                           Plan with respect to Citi
                                           Institutional Enhanced Income Fund
                Filed herewith  p(1)       Revised Code of Ethics of the
                                           Registrant, Citi Fund Management
                                           Inc. and Smith Barney Fund
                                           Management LLC
                           +++  p(2)       Code of Ethics of Citigroup Global
                                           Markets Inc. (formerly Salomon Smith
                                           Barney Inc.)
                         +++++  q(1)       Powers of Attorney for the trustees
                                           of the Registrant U.S. Treasury
                                           Portfolio, Cash Reserves Portfolio,
                                           Tax Free Reserves Portfolio and
                                           Institutional Portfolio
                         +++++  q(2)       Powers of Attorney for certain
                  and ++++++++             officers of the Registrant
                         +++++  q(3)       Powers of Attorney for certain
                  and ++++++++             officers of Cash Reserves Portfolio
                         +++++  q(4)       Powers of Attorney for certain
                  and ++++++++             officers of U.S. Treasury Reserves
                                           Portfolio
                         +++++  q(5)       Powers of Attorney for certain
                  and ++++++++             officers of Tax Free Reserves
                                           Portfolio
                         +++++  q(6)       Powers of Attorney for certain
                  and ++++++++             offices of Institutional Portfolio

---------------------
          * Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

         ** Incorporated herein by reference to the Registrant's Registration
            Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on June 14, 1996.

        *** Incorporated herein by reference to the Registrant's Registration
            Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.

       **** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 28, 1999 and Amendement No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 28, 1999.

      ***** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on November 1, 2000.

          + Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 29, 2000.

         ++ Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 24, 2001 and Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on April 24, 2001.

        +++ Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 18, 2001.

       ++++ Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 21, 2001 and Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 21, 2001.

      +++++ Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 23, 2002.

     ++++++ Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on February 7, 2003.

    +++++++ Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 30, 2003.

   ++++++++ Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 24, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25. Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

      Manager-Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly-owned subsidiary of Smith Barney Fund Management LLC, which in turn is an indirect wholly-owned subsidiary of Citigroup Inc.

      Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27. Principal Underwriters.

      (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust, Salomon Funds Trust, Smith Barney Allocation Series Inc., Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

      CGM is the placement agent for Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

      (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

      (c) Not applicable.

Item 28. Location of Accounts and Records.

    NAME                                      ADDRESS

    Citigroup Global Markets Inc.
    (formerly, Salomon Smith Barney Inc.)     388 Greenwich Street
    (distributor)                             New York, NY 10013

    State Street Bank and Trust Company       225 Franklin Street
    (sub-transfer agent and custodian)        Boston, MA 02110

    Citicorp Trust Bank, fsb                  125 Broad Street
    (transfer agent)                          New York, NY 10004

    Citi Fund Management Inc.                 100 First Stamford Place
    (investment adviser)                      Stamford, CT 06902

Item 29. Management Services.

     Not applicable.

Item 30. Undertakings.

     Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 29th day of December, 2004.

                                              CITIFUNDS INSTITUTIONAL TRUST

                                              By: /s/ Rosemary D. Emmens
                                                      -------------------
                                                      Rosemary D. Emmens
                                                      Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 29, 2004.

          Signature                          Title
          ---------                          -----

     R. Jay Gerken*                          President, Principal Executive
-----------------------------                Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                        Principal Financial Officer and
-----------------------------                Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                        Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                      Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                  Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                           Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                 Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                    Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                        Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                         Trustee
-----------------------------
     Alan G. Merten

     R. Richardson Pettit*                   Trustee
-----------------------------
     R. Richardson Pettit


*By: /s/ Rosemary D. Emmens
         -------------------
         Rosemary D. Emmens
         Executed by Rosemary D.
         Emmens on behalf of those
         indicated pursuant to
         Powers of Attorney.

                                   SIGNATURES

         Institutional Portfolio, on behalf of its series Institutional Enhanced Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 29th day of December, 2004.

                                             INSTITUTIONAL PORTFOLIO, on
                                             behalf of its series,
                                             Institutional Enhanced
                                             Portfolio.

                                              By: /s/ Rosemary D. Emmens
                                                      -------------------
                                                      Rosemary D. Emmens
                                                      Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on December 29, 2004.

           Signature                         Title

     R. Jay Gerken*                          President, Principal Executive
-----------------------------                Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                        Principal Financial Officer and
-----------------------------                Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                        Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                      Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                  Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                           Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                 Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                    Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                        Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                         Trustee
-----------------------------
     Alan G. Merten

     R. Richardson Pettit*                   Trustee
-----------------------------
     R. Richardson Pettit

*By: /s/ Rosemary D. Emmens
         -------------------
         Rosemary D. Emmens
         Executed by Rosemary D.
         Emmens on behalf of those
         indicated pursuant to
         Powers of Attorney.

                                  EXHIBIT INDEX

Exhibit
No.:          Description:

a(6) Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

o(1) Amended and Restated Multiple Class Plan with respect to Citi Institutional Liquid Reserves

o(2) Amended and Restated Multiple Class Plan with respect to Citi Institutional Cash Reserves

o(3) Amended and Restated Multiple Class Plan with respect to Citi Institutional U.S. Treasury Reserves

o(4) Amended and Restated Multiple Class Plan with respect to Citi Institutional Enhanced Income Fund

p(1) Revised Code of Ethics of the Registrant, Citi Fund Management Inc. and Smith Barney Fund Management LLC